Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest and similar income	£ 11,240	[1]	£ 11,892	£ 15,456
Interest and similar expense	(3,167)	[1]	(3,770)	(6,049)
Net interest income	8,073	[1]	8,122	9,407
Fee and commission income	9,880	[1]	8,641	9,122
Fee and commission expense	(2,206)	[1]	(2,070)	(2,362)
Net fee and commission income	7,674	[1]	6,571	6,760
Net trading income	5,794	[1]	7,029	4,235
Net investment income	311	[1]	13	1,131
Other income	88	[1]	31	99
Total income	21,940	[1]	21,766	21,632
Credit impairment releases/(charges)	653	[1]	(4,838)	(1,912)
Net operating income	22,593	[1]	16,928	19,720
Staff costs	(8,511)	[1]	(8,097)	(8,315)
Infrastructure costs	(3,614)	[1]	(3,323)	(2,970)
Administration and general expenses	(2,137)	[1]	(2,313)	(2,300)
Litigation and conduct	(397)	[1]	(153)	(1,849)
Operating expenses	(14,659)	[1]	(13,886)	(15,434)
Share of post-tax results of associates and joint ventures	260	[1]	6	61
Profit on disposal of subsidiaries, associates and joint ventures	0	[1]	17	10
Profit before tax	8,194	[2]	3,065	4,357
Taxation	(1,138)	[1]	(604)	(1,003)
Profit after tax	7,056	[1],[3]	2,461	3,354
Attributable to:
Profit attributable to ordinary equity holders of the parent	6,205	[1]	1,526	2,461
Other equity instrument holders	804	[1]	857	813
Total equity holders of the parent	7,009	[1]	2,383	3,274
Non-controlling interests	47	[1]	78	80
Profit after tax	£ 7,056	[1],[3]	£ 2,461	£ 3,354
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.365	[1]	£ 0.088	£ 0.143
Diluted earnings per ordinary share (in GBP per share)	£ 0.356	[1]	£ 0.086	£ 0.141

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details